1132608

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB APPROVAL
OMB Number: 3235-0076
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SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

Name of Offering(☐ check if this is an amendment and name has changed, and indicate change.)
Convertible Promissory Notes and Warrant to purchase Series D Preferred Stock

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☐ New Filing ☒ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)
Pentadyne Power Corporation

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Numb
20750 Lassen Street, Chatsworth, California 91311	(818) 350-0370
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) same as above	Telephone Number (Including Area Code)

07073722

Brief Description of Business
Manufacture and sale of flywheel energy backup devices

Type of Business Organization
☒ corporation ☐ limited partnership, already formed ☐ other: limited liability company
☐ business trust ☐ limited partnership, to be formed

	Month	Year		
Actual or Estimated Date of Incorporation or Organization:	10	1998	☒ Actual	☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When To File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

A. BASIC IDENTIFICATION DATA

2. Enter the information requested for the following:
   - Each promoter of the issuer, if the issuer has been organized within the past five years;
   - Each beneficial owner having the power to vote or dispose, or direct the vote or disposition of, 10% or more of a class of equity securities of the issuer;
   - Each executive officer and director of corporate issuers and of corporate general and managing partners of partnership issuers; and
   - Each general and managing partner of partnership issuers.

Check Box(es) that Apply: ☐ Promoter ☒ Beneficial Owner ☒ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
McGough, Mark E.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Bailey, Lee E.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Rustic Canyon Partners LLC, 2425 Olympic Blvd., #6050W, Santa Monica, CA 90404

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ananthasubramanian, Ananth

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o DTE Energy Ventures, Inc., 2000 2nd Avenue, Suite 852 WCB, Detroit, MI 48226

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Ansett, Edward

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Dittmar, Christofer

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Energy Innovations Portfolio AG & Co. KGaA,. 03, 11+12, 68161, Mannheim, Germany

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Jones, Matt

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Nth Power LLC, 50 California Street, Suite 840, San Francisco, CA 94111

Check Box(es) that Apply: ☐ Promoter ☐ Beneficial Owner ☐ Executive Officer ☒ Director ☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Tobin, Michael

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☐ Executive Officer	☒ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Babcock, John

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Craig, Flint R.

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Newark, Richard

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

Check Box(es) that Apply:	☐ Promoter	☐ Beneficial Owner	☒ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
DeLattre, Frank

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Action Investors

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Gibson, Dunn & Crutcher LLP., Attn: William Stinehart, Jr., 2029 Century Park E., Ste 4000, Los Angeles, CA 90067-3026

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Contemporary Partners

Business or Residence Address (Number and Street, City, State, Zip Code)
c/o Gibson, Dunn & Crutcher LLP., Attn: William Stinehart, Jr., 2029 Century Park E., Ste 4000, Los Angeles, CA 90067-3026

Check Box(es) that Apply:	☐ Promoter	☒ Beneficial Owner	☐ Executive Officer	☐ Director	☐ General and/or Managing Partner

Full Name (Last name first, if individual)
Nth Power Technologies

Business or Residence Address (Number and Street, City, State, Zip Code)
ATTN: Matt Jones, 50 California Street, Ste 840, San Francisco, CA 94111

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	DTE Energy Ventures
Business or Residence Address (Number and Street, City, State, Zip Code)	Attn: G. Ananthasubramaniam, 2000 2nd Avenue, Ste. 852 WCB, Detroit, MI 48226-1279
Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	Energy Innovations Portfolio AG & Co. KGaA
Business or Residence Address (Number and Street, City, State, Zip Code)	(fka MVV Innovationsportfolio AG & Co. KGaA), C/o ACCERA Venture Partners AG, Attn: Christofer Dittmar, O3, 11+12 (KunststraBe), D-68161 Mannheim, Pstfach, 12 01 55, Germany
Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	Determination Associates
Business or Residence Address (Number and Street, City, State, Zip Code)	c/o Gibson, Dunn & Crutcher LLP., Attn: William Stinehart, Jr., 2029 Century Park E., Ste 4000, Los Angeles, CA 90067-3026
Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	Craig, Paul
Business or Residence Address (Number and Street, City, State, Zip Code)	c/o Pentadyne Power Corporation., 20750 Lassen Street, Chatsworth, California 91311
Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	Townley, David
Business or Residence Address (Number and Street, City, State, Zip Code)	18 Basswood Ave, Oak Park, CA 91377-1323
Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	Williamson, Harry Chandler
Business or Residence Address (Number and Street, City, State, Zip Code)	4219 Hampstead Road, La Canada, CA 91011-3840
Check Box(es) that Apply:	☐ Promoter ☒ Beneficial Owner ☐ Executive Officer ☐ Director ☐ General and/or Managing Partner
Full Name (Last name first, if individual)	Kogler, Kevin
Business or Residence Address (Number and Street, City, State, Zip Code)	177 Toyon Road, Atherton, CA 94027

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

B. INFORMATION ABOUT OFFERING

		Yes	No
1.	Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering?	☐	☒

Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? .... $ No Minimum

		Yes	No
3.	Does the offering permit joint ownership of a single unit?	☒	☐

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

Full Name (Last name first, if individual)

Business or Residence Address (Number and Street, City, State, Zip Code)

Name of Associated Broker or Dealer

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers
(Check "All States" or check individual States) .... ☐ All States

[AL]	[AK]	[AZ]	[AR]	[CA]	[CO]	[CT]	[DE]	[DC]	[FL]	[GA]	[HI]	[ID]
[IL]	[IN]	[IA]	[KS]	[KY]	[LA]	[ME]	[MD]	[MA]	[MI]	[MN]	[MS]	[MO]
[MT]	[NE]	[NV]	[NH]	[NJ]	[NM]	[NY]	[NC]	[ND]	[OH]	[OK]	[OR]	[PA]
[RI]	[SC]	[SD]	[TN]	[TX]	[UT]	[VT]	[VA]	[WA]	[WV]	[WI]	[WY]	[PR]

(Use blank sheet, or copy and use additional copies of this sheet, as necessary.)

C. OFFERING, PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ -0-	$ -0-
Equity	$ -0-	$ -0-
☐ Common ☐ Preferred		
Convertible Securities (including convertible promissory notes and warrant)*	$ 6,300,000	$ 4,200,000
Partnership Interests	$ -0-	$ -0-
Other (Specify) Limited Partnership Interests	$ -0-	$ -0-
Total	$ 6,300,000	$ 4,200,000

Answer also in Appendix, Column 3, if filing under ULOE

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	6	$ 4,200,000
Non-accredited Investors	-0-	$ -0-
Total (for filings under Rule 504 only)	n/a	$ n/a

Answer also in Appendix, Column 4, if filing under ULOE

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505	n/a	$ n/a
Regulation A	n/a	$ n/a
Rule 504	n/a	$ n/a
Total	n/a	$ n/a

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐ $ -0-
Printing and Engraving Costs	☐ $ -0-
Legal Fees	☒ $ 45,000
Accounting Fees	☐ $ -0-
Engineering Fees	☐ $ -0-
Sales Commissions (specify finders' fees separately)	☐ $ -0-
Other Expenses (identify) Finders' Fees	☐ $ -0-
Total	☒ $ 45,000

*Principal amount of outstanding notes and accrued interest thereon may be converted into shares of Series D Preferred Stock or into a new class of Preferred Stock of Pentadyne Power Corporation ("Pentadyne"), as specified in the Note Purchase Agreement, dated June 25, 2007, by and among Pentadyne and the Investors thereto. No cash was received upon issuance of warrants to purchase an aggregate of 116,375 shares of Series D Preferred Stock; up to $1,163 to be received upon exercise of warrant.

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification Under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No	Warrant and Convertible Promissory Notes	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		X	$5,516,300	5	$3,515,700	0	0		X
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI		X	$783,700	1	$684,300	0	0		X
MN									
MS									
MO									

APPENDIX

1	2 Intend to sell to non-accredited investors in State (Part B-Item 1)		3 Type of security and aggregate offering price offered in state (Part C-Item 1)	4 Type of investor and amount purchased in State (Part C-Item 2)				5 Disqualification Under State ULOE (if yes, attach explanation of waiver granted (Part E-Item 1)	
State	Yes	No	Warrant and Convertible Promissory Notes	Number of Accredited Investors	Amount	Number of Non-Accredited Investors	Amount	Yes	No
NE									
NV									
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA									
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

END